Significant Accounting Policies - Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Beginning Balance	$ (562)	$ 1,487
Other comprehensive income (loss) before reclassifications, net of $(445,000) and $916,000 tax effect	866	(2,370)
Amounts reclassified from accumulated other comprehensive income, net of $1,000 and $202,000 tax effect	1	321
Net current-period other comprehensive income (loss)	867	(2,049)	(707)
Ending Balance	$ 305	$ (562)	$ 1,487